Changes in the allowance for doubtful accounts of finance lease receivables (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Changes in the allowance for doubtful accounts of finance lease receivables [Abstract]
Beginning balance	₩ 0
Bad debt expense	1,133
Write-off	0
Other	0
Ending balance	₩ 1,133